ACCOUNTS PAYABLE, TRADE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable, trade	$ 21,451	$ 13,618
Suppliers [Member]
Accounts payable, trade	4,944	3,099
Shipyards [Member]
Accounts payable, trade	22	616
Insurers [Member]
Accounts payable, trade	1,516	383
Agents [Member]
Accounts payable, trade	575	766
Other Various Creditors [Member]
Accounts payable, trade	$ 14,394	$ 8,754